Schedule I Genworth Financial, Inc. Summary of Investments-Other Than Investments In Related Parties (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost or cost	$ 67,343
Fair value
Carrying value	74,379
Commercial mortgage loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost or cost	5,872
Fair value
Carrying value	5,872
Restricted commercial mortgage loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost or cost	341
Fair value
Carrying value	341
Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost or cost	1,601
Fair value
Carrying value	1,601
Other invested assets
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost or cost	2,581	[1]
Fair value		[1]
Carrying value	3,493	[1]
Restricted other invested assets
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost or cost	393
Fair value
Carrying value	393
Fixed maturity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost or cost	56,072
Fair value	62,161
Carrying value	62,161
Fixed maturity securities | Bonds | US government agencies debt securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost or cost	4,484
Fair value	5,491
Carrying value	5,491
Fixed maturity securities | Bonds | Tax-exempt
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost or cost	308
Fair value	294
Carrying value	294
Fixed maturity securities | Bonds | Government - non-U.S.
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost or cost	2,173
Fair value	2,422
Carrying value	2,422
Fixed maturity securities | Bonds | Public Utility, Bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost or cost	3,918
Fair value	4,569
Carrying value	4,569
Fixed maturity securities | Bonds | All Other Corporate Bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost or cost	45,189
Fair value	49,385
Carrying value	49,385
Equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost or cost	483
Fair value	518
Carrying value	$ 518

[1]	The amount shown in the consolidated balance sheet for other invested assets differs from amortized cost or cost presented, as other invested assets include certain assets with a carrying amount that differs from amortized cost or cost.